As filed with the Securities and Exchange Commission on April 28, 2000

                                           Securities Act File No.--------
                                      Investment Company Act File No.811-09917
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                        Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. |_|
                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
                               Amendment No. |X|
                       (Check Appropriate Box or Boxes)

                       SENTINEL VARIABLE PRODUCTS TRUST
              (Exact Name of Registrant as Specified in Charter)

               National Life Drive
               Montpelier, Vermont                                   05604
     (Address of Principal Executive Offices)                     (Zip Code)

                                (802) 229-3113
             (Registrant's Telephone Number, including Area Code)

                                                            Copy to:

       D. Russell Morgan, Esq.                       John A. MacKinnon, Esq.
 c/o Sentinel Variable Products Trust                   Brown & Wood LLP
         National Life Drive                         One World Trade Center
      Montpelier, Vermont 05604                   New York, New York 10048-0557
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

     Title of securities being registered: common shares of beneficial interest, par value $.01 per share.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

--------------------------------------------------------------------------------

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                            SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED APRIL 28, 2000

                       Sentinel Variable Products Trust

                              P R O S P E C T U S

                                 Dated , 2000

                Sentinel Variable Products Common Stock Fund
                Sentinel Variable Products Mid Cap Growth Fund Sentinel Variable Products Small Company Fund Sentinel Variable Products Growth Index Fund Sentinel Variable Products Money Market Fund

     This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

 Sentinel Variable Products Trust o National Life Drive o Montpelier, VT 05604

                               Table of Contents

Key Facts About the Sentinel Variable Products Trust..........................3
Risk/Return Bar Chart and Table...............................................5
Details About the Funds' Investment
  Objectives, Principal Investment Strategies
  and Related Risks...........................................................7
Offer, Purchase and Redemption of Shares.....................................11
How the Funds are Priced.....................................................12
Dividends, Capital Gains and Taxes...........................................12
Management of the Funds......................................................13
Description of Sentinel Variable Products
  Fund's Shares..............................................................15

     Key Facts About the Sentinel Variable Products Trust Risk/Return Bar Chart and Table Details About the Funds' Investment Objectives, Principal Investment Strategies and Related Risks Offer, Purchase and Redemption of Shares How the Funds are Priced Dividends, Capital Gains and Taxes Management of the Funds Description of Sentinel Variable Products Trust's Shares

Key Facts about the Sentinel Variable Products Trust

What are the main goals and investment strategies of each of the Sentinel Variable Products Trust?

     This prospectus contains information about the four mutual funds that are series of Sentinel Variable Products Trust.

     In this prospectus, each Sentinel Variable Products Fund is referred to individually as a "Fund". National Life Investment Management Company, Inc. is the investment advisor for each Fund. We cannot guarantee that any Fund will achieve its goals.

A brief description of each Fund follows:

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole, by investing in a diverse group of common stocks of well-established companies. [Pie Chart]

Sentinel Variable Products Mid Cap Growth Fund seeks growth of capital, by focusing its investments on common stocks of mid-sized growing companies. Income is not a factor in selecting stocks. [Pie Chart]

Sentinel Variable Products Small Company Fund seeks growth of capital, by investing mainly in common stocks of small and medium-sized companies that National Life Investment Management believes have attractive growth potential and are attractively valued. Income is not a factor in selecting stocks. [Pie Chart]

Sentinel Variable Products Growth Index Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/BARRA Growth Index, by investing in common stocks of the companies comprising the Index in approximately the same weightings as the Index. [Pie Chart]

Sentinel Variable Products Money Market Fund seeks as high a level of current income as is consistent with stable principal values and liquidity by investing exclusively in dollar-denominated money market instruments, including U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations. [Pie Chart]

What are the main risks of investing in the Funds?

     Investment in each Fund is subject to certain risks. Some of the risk factors described below affect more than one Fund; others are specific to certain Funds.

     More information on each Fund's risk factors is described under "Details About the Funds' Investment Objectives, Principal Investment Strategies, and Related Risks". We cannot guarantee that any of the Funds will achieve its goals.

Equity Fund Risks

     The value of all equity funds, including the Common Stock Fund, the Mid Cap Growth Fund, the Small Company Fund and the Growth Index Fund, may go up or down as the prices of the stocks held by these Funds go up or down. Changes in value may occur because the U.S. stock markets are rising or falling or due to business developments or other factors that affect the value of particular companies. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks could decline generally or underperform other types of investment assets. If the value of the stocks held in these Funds goes down, you may lose money. The stocks of smaller companies may be subject to greater changes in value than stocks of larger, more established companies, because they generally have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, small company stocks may trade less frequently and in lower share volumes, which could contribute to wider price fluctuations.

     The equity Funds are also subject to investment style risk, which is the chance that returns from the portion of the stock market on which they focus, for example large capitalization value stocks for the Common Stock Fund, or large capitalization growth stocks for the Growth Index Fund, will trail returns from other asset classes or the overall stock market. Growth stocks and value stocks, and large company stocks and smaller company stocks, tend to go through cycles of doing better, or worse, than the stock market in general. These periods have, in the past, lasted for as long as several years. Growth stocks, and funds that focus on them, also have a tendency to be more volatile than other investments.

     In the case of the Growth Index Fund, there is the risk that the Fund will not track closely the performance of the S&P 500/BARRA Growth Index for a number of reasons, including the Fund's costs of buying and selling securities and the flow of money into and out of the Fund.

Money Market Fund

Short term instruments issued by banks and other corporate issuers are subject to the risk that the issuer will default on its obligation, in which case the Fund may suffer a loss. Repurchase agreements may also subject the Fund to risk of loss if the other party to the repurchase agreement defaults on its obligation, and the proceeds from the sale of the securities held as collateral turn out to be less than the repurchase price stated in the agreement. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

Risk/Return Bar Chart and Table

     This Prospectus does not include a Risk/Return Bar Chart or Table because as of the date of this Prospectus, the Funds have not yet commenced operations.

Fees and Expenses

These tables describe the fees and expenses that you pay if you buy and hold shares of the Funds:

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases........................   None
Maximum Deferred Sales Charge (Load)....................................   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.............   None
Redemption Fees.........................................................   None
Exchange Fees...........................................................   None

Annual Fund Operating Expenses
(as a percentage of average net assets)

                           Common     Mid-Cap    Small      Growth     Money
                           Stock      Growth     Company    Index      Market

Management Fees            0.55%      0.60%      0.60%      0.30%      0.40%
Other Expenses:
Accounting and
  Administrative Costs     0.12       0.12       0.12       0.12       0.12
  Other                    0.40       0.40       0.40       0.44       0.40
Total Other Expenses       0.52       0.52       0.52       0.56       0.52
                           -----      -----      -----      -----      -----
Total Fund Operating
  Expense                  1.07%(a)   1.12%(a)   1.12%(a)   0.86%(a)   1.12%(a)
                           =====      =====      =====      =====      =====

(a) Current Expense Ratios
    The above expense ratios do not reflect waivers or reimbursements of expenses by National Life Investment Management.

Currently National Life Investment Management voluntarily waives or reimburses expenses of the Funds shown below to the extent necessary to cap expense ratios at the amounts shown. These waivers or reimbursements will continue at least until December 31, 2001.

Common Stock.......................0.80%
Mid Cap Growth.....................0.95%
Small Company......................1.00%
Growth Index.......................0.60%
Money Market.......................0.50%

National Life Investment Management currently intends to continue these reimbursement arrangements indefinitely. However, these arrangements may be changed or terminated at any time after December 31, 2001.

Examples:

     These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

     These examples assume that you invest $10,000 in each Fund for the time periods indicated, that you pay the maximum sales charge that applies to a particular class, that the Fund's operating expenses remain the same, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return.

     Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below.

Note that the amounts shown do not reflect any of the waivers or reimbursements that limit expense ratios to the levels shown in footnote (a) on page __.

                                             1 year        3 years
                                             ------        -------
Common Stock                                  $109           $340
Mid Cap Growth                                 114            356
Small Company                                  114            356
Growth Index                                    88            274
Money Market                                    94            293

Details About the Funds' Investment Objectives, Principal Investment Strategies, and Related Risks

Each Fund has distinct investment objectives and policies. Investment objectives are fundamental policies of each Fund that may only be changed by a majority vote of the outstanding shares of that Fund. We cannot guarantee that these objectives will be achieved.

Each Fund's investment objectives and policies are described in this section. A general discussion of the Funds' investment policies and associated risks follows.

The Common Stock Fund
invests in common stocks
of well-established
companies
The Common Stock Fund seeks a combination of growth of capital, current income, growth of income, and relatively low risk as compared with the stock market as a whole. It seeks this goal by investing mainly in a diverse group of common stocks of well-established companies, most of which pay regular dividends. National Life Investment Management tries to select stocks of leading companies that are financially strong and are selling at attractive prices in relation to their values. When appropriate, the Fund also may invest in preferred stocks or debentures convertible into common stocks.

The Mid Cap Growth Fund
invests in stocks of mid-sized
companies
The Mid Cap Growth Fund seeks growth of capital by focusing its investments on common stocks of mid-sized growing companies. National Life Investment Management tries to invest in companies with favorable growth potential with attractive pricing in relation to this growth potential, and experienced and capable managements. The Fund will invest at least 65% of its assets in stocks whose market capitalizations are within the range of the stocks comprising the Standard & Poor's 400 Midcap index. Income is not a factor in selecting investments.

     National Life Investment Management emphasizes stocks it believes to have superior potential for growth, rather than wide diversification. The Fund may invest up to 25% of its assets in stocks of companies within a single industry. The Fund is actively managed. It is possible that the Fund's turnover rate may exceed 100% annually. High turnover would cause the Fund to incur higher trading costs, including more brokerage commissions. It may also cause the Fund to recognize capital gains and capital losses for tax purposes earlier than it would if its turnover rate was lower.

The Small Company Fund
invests in stocks of small
and medium-sized
companies.
The Small Company Fund seeks growth of capital, by investing mainly in common stocks of small and medium-sized companies that National Life Investment Management believes have attractive growth potential and are attractively valued. Income is not a factor in selecting stocks. The Fund invests at least 75% of its assets in stocks of companies with market capitalizations of less than 2.5 times the median market capitalization of the Standard & Poor's Smallcap 600 Index. Market capitalization is the total value of all the outstanding shares of common stock of a company. Up to 25% of the Fund's assets may be invested in securities within a single industry.

     The Small Company Fund's policy is to avoid short-term trading. However, the Fund may sell a security without regard to its holding period if National Life Investment Management believes it is in the Fund's best interest to do so. The Fund's turnover rate is not expected to exceed 100% annually. The Fund is intended for long-term investors willing to accept more risk in order to seek above-average gains.

The Growth Index Fund
invests in stocks comprising
the S&P500/BARRA Growth Index
The Growth Index Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/BARRA Growth Index. The S&P 500/BARRA Growth Index includes those stocks of the S&P 500 Index with higher than average price to book value ratios. The S&P 500 is an unmanaged index and typically includes companies that are the largest and most dominant in their industries. There can be no assurance that the Fund will achieve its objective.

     The Fund will invest at all times at least 80% of its total assets in the common stocks of the companies that comprise the S&P 500/BARRA Growth Index. It intends normally to invest substantially all its total assets in these common stocks, in approximately the same weightings as the S&P 500/BARRA Growth Index. The Fund also may hold up to 20% of its assets in money market instruments and stock index options and futures. Futures and options are considered "derivatives" because they "derive" their value from a traditional security (like a stock or bond) or index. The Fund intends to buy index options or futures, if at all, only in anticipation of buying stocks.

     The Growth Index Fund is not "actively managed," which would involve the investment advisor buying and selling securities based on research and analysis. Rather, the Growth Index Fund tries to match, as closely as possible, before expenses, the performance of its target index, the S&P 500/BARRA Growth Index. It does this by holding, under normal circumstances, all of the common stocks included in the target index, in approximately the same weightings as in the index.

     The Growth Index Fund by itself is not a balanced investment program. The Growth Index Fund will generally hold exclusively the stocks of companies among the 500 largest U.S. publicly owned corporations. Of these stocks, the stocks included in the S&P 500/BARRA Growth Index have been valued in the stock market at levels which indicate that the market expects their issuers to have better than average prospects for growth of revenue and earnings. These stocks are sometimes referred to as "large capitalization growth stocks". The Growth Index Fund will not invest in other types of stocks, including the stocks of small companies, or so-called "value stocks", from which the market does not expect as much growth in revenue and earnings, but which can be purchased at lower valuations. Diversifying your investments beyond "large capitalization growth stocks" may lower the volatility of your overall investment portfolio, and could improve your long-term investment return.

     It is anticipated that the Growth Index Fund will have relatively low portfolio turnover. However, it may have to sell securities from time to time to meet redemption requests, and adjustments will be made in the portfolio from time to time because of changes in the composition of the S&P/BARRA Growth Index.

The Money Market Fund
invests primarily in
high quality money market instruments
The Money Market Fund seeks as high a level of current income as is consistent with stable principal values and liquidity by investing exclusively in dollar-denominated money market instruments, including U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations. All such investments will have remaining maturities of 397 days or less. The Fund may also invest up to 10% of its total assets in shares of institutional money market funds which invest primarily in securities in which the Fund could invest directly. The Fund may earn less income than funds owning longer term securities or lower quality securities that have less liquidity, greater market risk and greater market value fluctuations.

     The Fund seeks to maintain a net asset value of $1.00 per share, by using the amortized cost method of valuing its securities. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less.

General Information Relevant to the Investment Practices of the Funds, and Associated Risks

We cannot guarantee that any Fund's investment objective will be achieved.

You can find additional information about the securities and investment techniques used by the Funds in the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part
of) this Prospectus. You can get a free copy of the Statement of Additional
Information by calling 1-800-   -    , or by writing to Sentinel Variable
Products Fund, Inc. at National Life Drive, Montpelier, VT 0560.

Information Relevant to the Equity Funds

Stock Market and Selection Risk. The Common Stock, Mid Cap Growth and Small Company Funds are subject to stock market and selection risk. Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that that the investments that National Life Investment Management selects will underperform that stock market or other funds with similar investment objectives and investment strategies.

Risks of Stocks of Smaller Companies. The stocks of small and medium-sized companies typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Risks of Growth Stocks. Prices of growth stocks tend to be higher in relation to their companies' earnings, and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Investment Style Risk. The Common Stock Fund has a focus on "large capitalization value stocks", although it may also invest in growth stocks. The Mid Cap Growth Fund focuses on "mid capitalization growth stocks", while the Small Company Fund focuses on the stocks of smaller companies. The Growth Index Fund focuses on "large capitalization growth stocks". Changes in investment style may cause any of these groups to underperform the stock market in general, or other asset classes.

Tracking Error Risk. There are several reasons why the Growth Index Fund's performance may not match the S&P 500/BARRA Growth Index. First, the Fund incurs administrative expenses and transaction costs in trading stocks. Second, the composition of the S&P 500/BARRA Growth Index and the stocks held in the Fund may diverge, due to cash flows into or out of the Fund and changes in the composition of the index. Third, the timing and magnitude of cash flows into and out of the Fund may result in temporarily uninvested cash, or may lead to weightings of stocks held by the Fund which are not precisely the same as in the S&P 500/BARRA Growth Index.

Futures and Options. If the Growth Index Fund invests in stock index futures or options contracts, the Fund will be subject to the risks that:
o  the future or option will not fully offset the underlying positions,
o the Fund cannot sell the future or option because of an illiquid secondary market, and
o the intended risk management purpose of the future or option may not be achieved, and may produce losses or missed opportunities.

Temporary Defensive Positions. Each of the equity Funds may be less than fully invested in securities called for by its principal investment strategies at any time. If National Life Investment Management feels that it is necessary under adverse market conditions to take a temporary defensive position, these Funds may depart significantly or completely from their principal investment strategies. The use of temporary defensive positions could prevent the Funds from achieving their investment objectives.

Information Regarding the S&P 500/BARRA Growth Index
The Growth Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Growth Index Fund particularly or the ability of the S&P 500/BARRA Growth Index to track general stock market performance. S&P's only relationship to the Sentinel Funds is the licensing of certain trademarks and trade names of S&P and the S&P 500/BARRA Growth Index, which is determined, composed, and calculated without regard to the Growth Index Fund. S&P has no obligation to take the needs of the Sentinel Funds or the owners of the Growth Index Fund into consideration in determining, composing or calculating the S&P 500/BARRA Growth Index. S&P is not responsible for and has not participated in the determination of the prices at which the Growth Index Fund shares are sold, the timing of the offering of Growth Index Fund shares, or the determination of the prices at which Growth Index Fund shares may be redeemed. S&P has no obligation or liability in connection with the administration or marketing of the Growth Index Fund.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE GROWTH INDEX FUND, OWNERS OF THE GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Information Relevant to the Money Market Fund

The Money Market Fund faces very little interest rate risk, or the risk that the value of the Fund's investments will decline due to increases in interest rates, because the time until these investments mature is relatively short. The Money Market Fund does face the risk that an issuer of a money market instrument in which it invests will default in the repayment of the instrument, and if this occurs the Fund will incur a loss. The Fund seeks to control this risk by investing only in high quality instruments issued by banks or corporations believed to be highly creditworthy by National Life Investment Management.

Information Relevant to All Funds

Repurchase Agreements. All of the Funds may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price. If the counterparty defaults on its repurchase obligation, the Fund would have the bonds and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the bonds turns out to be less than the repurchase price stated in the agreement. If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell bonds that were subject to the repurchase agreement. For more information about repurchase agreements, please refer to the Statement of Additional Information.

Offer, Purchase and Redemption of Shares

     Shares of the Funds are not available directly to the public. Currently, shares of the Funds are sold, without sales charge, at each Fund's net asset value per share, only to variable life insurance and variable annuity separate accounts of National Life Insurance Company. In the future, the Funds may offer shares of one or more of the Funds (including new Funds that might be added to Sentinel Variable Insurance Products, Inc.) to other separate accounts of National Life, to support variable life insurance policies or variable annuity contracts, or shares may be sold to other insurance company separate accounts to fund variable life insurance policies and variable annuity contracts. The price per share is based on the next daily calculation of net asset value after an order is placed.

     Shares of the Funds are sold in a continuous offering and are authorized to be offered to National Life Insurance Company separate accounts to support variable life insurance contracts and variable annuity contracts. Net premiums or net purchase payments under such contracts are placed in one or more subaccounts of a separate account and the assets of each such separate account are invested in the shares of the Fund corresponding to that subaccount. A separate account purchases and redeems shares of the Funds for its subaccounts at net asset value without sales or redemption charges.

     On each day that a Fund's net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from contract owners or payees that have been processed on that day. A separate account purchases and redeems shares of each Fund at that Fund's net asset value per share calculated as of the same day, although such purchases and redemptions may be executed the next morning.

     Please refer to the separate prospectus for each separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of one of the Funds as an underlying investment medium.

How the Funds Are Priced

Net asset value for each Fund is calculated at 4:00 p.m., Eastern Time, on each business day on which the New York Stock Exchange is open, and becomes effective immediately upon its determination. The net asset value per share is computed by dividing the total value of the assets of each Fund, less its liabilities, by the total number of each Fund's outstanding shares. The Funds' investments are valued as shown below:

o ________ Equity securities are valued at the latest transaction prices on the principal stock exchanges on which they are traded.

o ________ Unlisted and listed securities for which there were no sales during the day are valued at the mean between the latest available bid and asked prices.

     The Money Market Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Dividends, Capital Gains and Taxes

Each Fund intends to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as a mended (the "Code"), and to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. As long as it so qualifies, a Fund will not be subject to federal income tax on the part of its ordinary net income and net realized capital gains which it distributes to shareholders. Each Fund intends to distribute substantially all of such income.

Shares of the Funds are offered only to separate accounts of National Life Insurance Company. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts. Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to the Funds' insurance company shareholders or upon the sale or redemption of shares of the Funds. Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Management of the Funds

National Life Investment Management Company, Inc. manages the Funds' investments and their business operations under the overall supervision of the Board of Trustees of Sentinel Variable Products Trust. National Life Investment Management has the responsibility for making all investment decisions for the Funds. National Life Investment Management is a wholly owned subsidiary of National Life Insurance Company. Its principal business address is National Life Drive, Montpelier, Vermont 05604.

     The Funds' investment advisory contracts call for the Funds to pay National Life Investment Management fees, which are anticipated for the year ending December 31, 2000, to be equal to the following percentages of the Funds' average daily net assets:

Common Stock Fund                  0.55%
Mid Cap Growth Fund                0.60%
Small Company Fund                 0.60%
Growth Index Fund                  0.30%
Money Market Fund                  0.40%

     National Life Investment Management currently waives all or a portion of its advisory fees for some of the Funds. The effective advisory fee rates (as a percentage of each Fund's average daily net assets) that these Funds are anticipated to pay in the year ending December 31, 2000, after taking these waivers into account, are as follows:

Common Stock Fund                  0.28%
Mid Cap Growth Fund                0.43%
Small Company Fund                 0.48%
Growth Index Fund                  0.04%
Money Market Fund                  0.00%

Portfolio Managers

     National Life Investment Management employs a team approach in managing the Funds. The management teams are comprised of a lead portfolio manager, other portfolio managers and research analysts. Each team includes members with one or more areas of expertise and shares the responsibility for providing ideas, information and knowledge in managing the Funds. Rodney A. Buck, the Chief Executive Officer of National Life Investment Management Company, Inc., is also Executive Vice President and Chief Investment Officer of National Life Insurance Company. Mr. Buck has been employed by National Life Investment Management or its affiliates since 1972. There are three investment management teams: an Equity Value Team, headed by Van Harissis, Vice President of National Life Investment Management; an Equity Growth Team, headed by Robert L. Lee, Vice President of National Life Investment Management; and a Fixed Income Team, headed by David M. Brownlee, Vice President of National Life Investment Management.

     Each of Messrs. Buck, Lee, Brownlee and Harissis is a Chartered Financial Analyst. Mr. Lee and Mr. Brownlee have each been associated with National Life Investment Management since 1993. Mr. Harissis joined National Life Investment Management in June 1999.

     The Common Stock Fund is managed by the Equity Value Team, led by Mr. Harissis. Mr. Harissis was a managing director and portfolio manager at Phoenix Investment Partners from 1995 to 1999, and previously was a portfolio manager at Howe & Rusling. Mr. Lee is the portfolio manager for the Mid Cap Growth Fund and the Growth Index Fund. The Small Company Fund is managed by Scott T. Brayman, Vice President of National Life Investment Management, and Mr. Lee. Mr. Brayman is a Chartered Financial Analyst, and has been with National Life Investment Management since 1995. Prior to joining National Life Investment Management, he was associated with Argyle Capital Management, Inc.

     The portfolio manager of the Money Market Fund is Darlene Coppola, Money Market Trader of National Life Investment Management. Ms. Coppola has been employed by National Life Investment Management or its affiliates since 1974. She is supervised by Mr. Brownlee as head of the Fixed Income Team.

Monitoring For Possible Conflicts

     The Trust sells its shares to fund variable life insurance contracts and variable annuity contracts. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners and variable annuity contract owners could conflict. The Trust will monitor the situation and in the event that a material conflict did develop, the Trust would determine what action, if any, to take in response.

Performance Data

     The Funds may from time to time include average annual total return figures in advertisements or other material the Funds send to existing or prospective shareholders. The Funds calculate these figures by determining the average annual compounded rates of return that would produce the redeemable value of the Fund being shown at the end of each period for a given initial investment. All recurring and nonrecurring expenses are included in the calculation. It is assumed that all dividends and distributions are reinvested. In addition, to better illustrate the performance of money already invested in the Funds, the Funds may also periodically advertise total return without subtracting sales charges.

     The Funds also may refer to rankings and ratings published by independent tracking services and publications of general interest including Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. These ranking services and publications may rank the performance of the Funds against all other mutual funds or against funds in specified categories. The rankings may or may not include the effects of sales or other charges.

Description of Sentinel Variable Products Fund's Shares

     Sentinel Variable Products Trust issues a separate class of shares of common stock for each Fund. It may establish additional funds in the future and additional classes of shares for such new funds.

     Based on current federal securities law requirements, the Funds expect that National Life Insurance Company will offer owners of its variable life insurance contracts and its variable annuity contracts the opportunity to instruct such shareholders as to how to vote shares allocable to their contracts regarding certain matters, such as the approval of investment advisory agreements. Fund shares not attributable to variable life insurance and annuity contracts, or for which no timely instructions are received by National Life, are voted by National Life in the same proportion as the voting instructions that are received for all contracts participating in each Fund. The voting instructions received from contract holders may be disregarded in certain circumstances that are described in the prospectuses for the variable contracts.

Sentinel Variable Products Trust

Shareholder Reports
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected investment performance of each of the Funds during its last fiscal year. You may obtain copies of these reports at no cost from the Funds by calling 1-800- - ____ .

     The Funds will send you one copy of each shareholder report and certain other mailings, regardless of the number of Funds to which you have allocated value under your variable life insurance or annuity contract. To receive additional shareholder reports at no cost, call the Funds at 1-800- - _____ .

Statement of Additional Information
The Funds' Statement of Additional Information contains further information about the Funds and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Funds at the address shown below or by calling 1-800- - _____ (3863). Please contact your registered representative or the Funds if you have any questions.

     Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different.

Sentinel Variable Products Trust
National Life Drive
Montpelier, VT 05604

Investment Advisor                          Counsel
National Life Investment
Management Company, Inc.                    Brown & Wood LLP
National Life Drive                         One World Trade Center
Montpelier, VT 05604                        New York, NY 10048

Principal                                   Independent
Underwriter                                 Accountants
Equity Services, Inc.
National Life Drive
Montpelier, VT 05604

Custodian
and Dividend
Paying Agent
State Street Bank and Trust
Company - Kansas City
801 Pennsylvania Avenue
Kansas City, MO 64105

Investment Company Act file # 811-09917.

                             Subject to Completion
    Preliminary Statement of Additional Information dated January 14, 2000


The information in this statement of additional information is not complete and may be changed. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                      STATEMENT OF ADDITIONAL INFORMATION

                                    , 2000

                       SENTINEL VARIABLE PRODUCTS TRUST
                              National Life Drive
                           Montpelier, Vermont 05604
                                    (800) -

Sentinel Variable Products Common Stock Fund (the "Common Stock Fund") Sentinel Variable Products Mid Cap Growth Fund (the "Growth Fund") Sentinel Variable Products Small Company Fund (the "Small Company Fund") Sentinel Variable Products Growth Index Fund (the "Growth Index Fund") Sentinel Variable Products Money Market Fund (the "Money Market Fund")

     SENTINEL VARIABLE PRODUCTS TRUST (the "Trust") is a managed, open-end investment company, which continuously offers its shares, to separate accounts of life insurance companies to serve as the investment vehicle for variable life insurance and annuity contracts. The Trust consists of five separate and distinct funds, four of which are diversified (the Growth Index Fund being non-diversified). The five funds of the Trust are referred to hereinafter collectively as the "Funds", and individually as a "Fund". The Funds are described in a Prospectus of the Trust dated , 2000 (the "Prospectus"). Each of the Funds has different investment objectives and risk characteristics.

     National Life Investment Management Company, Inc. (the "Advisor") acts as the investment advisor to the Funds. Shares of the Funds are distributed by Equity Services, Inc. ("ESI"). Both the Advisor and ESI are wholly owned subsidiaries of National Life Insurance Company ("National Life").

     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus. The Prospectus, which has been filed with the Securities and Exchange Commission (the "SEC"), can be obtained upon request and without charge by writing to the Funds at the above address,
or by calling 1-800-   -    . This Statement of Additional Information has been
incorporated by reference into the Prospectus.

                               TABLE OF CONTENTS

                                                                           Page

The Trust....................................................................3
Investment Objectives and Policies...........................................3
Investment Restrictions......................................................4
Management of the Trust......................................................4
Principal Shareholder and Voting Rights......................................7
The Investment Advisor.......................................................7
Principal Underwriter........................................................9
The Fund Services Agreement..................................................9
Portfolio Transactions and Brokerage Commissions.............................9
Portfolio Turnover..........................................................11
Capitalization..............................................................11
Determination of Net Asset Value............................................12
Total Return and Yield......................................................13
General Information.........................................................14

                                   THE TRUST

     The Trust was formed as a Delaware business trust on March 14, 2000.

                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and certain fundamental policies of each of the Funds are set forth in the Prospectus.

General Considerations

     Each Fund is an open-end, management investment company. All Funds are diversified investment companies except the Growth Index Fund, which is a non-diversified investment company.

     Each Fund's fundamental policies and investment objectives as they affect each such Fund cannot be changed without the approval of the lesser of (i) 67 percent or more of the voting securities of each such Fund present at a meeting if the holders of more than 50 percent of the outstanding voting securities of each such Fund are present or represented by proxy, or (ii) more than 50 percent of the outstanding voting securities of each such Fund. With respect to the submission of a change in fundamental policy or investment objective of each such Fund, such matter shall be deemed to have been effectively acted upon with respect to any such Fund if a majority of the outstanding voting securities of such Fund vote for the approval of such matters, notwithstanding (1) that such matter has not been approved by a majority of the outstanding voting securities of any other Fund affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Company. Fundamental policies adopted with respect to each Fund, except the Growth Index Fund, provide that no Fund shall concentrate its investments in a particular industry, nor will it purchase a security if, as a result of such purchase, more than 25% of its assets will be invested in a particular industry.

     Repurchase Agreements. Each of the Funds to a limited extent may enter into repurchase agreements with selected banks and broker-dealers under which the Fund purchases securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount a Fund pays for securities and the amount it receives upon resale is interest income to a Fund. Failure of the seller to repurchase the securities as agreed may result in a loss to a Fund if the market value of the securities has fallen to less than the repurchase price. In the event of such a default, a Fund may also experience certain costs and be delayed or prevented from recovering or liquidating the collateral securities, which could result in further loss to a Fund. The Funds will use repurchase agreements as a means of making short-term investments of seven days or less and in aggregate amounts of not more than 25% of the net assets of the Fund. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always will be at least equal to 102% of the repurchase price. The Advisor will monitor on a continuing basis the creditworthiness of all parties with which it might enter into repurchase agreements and will enter into repurchase agreements only if it determines that the credit risk of such a transaction is minimal.

                            INVESTMENT RESTRICTIONS

     The Trust's Board of Trustees has adopted a number of investment policies for the Trust. One such policy, which is a fundamental policy, is that each of the Common Stock Fund, Mid Cap Growth Fund and Small Company Fund cannot purchase securities of any one issuer if the market value of such securities exceeds 5% of the total market value of each such Fund's securities and cash. These three Funds also may not invest more than 25% of their total assets in a particular industry, although these Funds may from time to time invest more than 25% of their assets in broad industrial sectors. The Growth Index Fund may concentrate in a particular industry to the extent necessary to match its target index.

     It is also a fundamental policy of the Trust that it may not borrow money, except from banks in an amount up to 5% of a Fund's total assets for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities. None of the Funds may purchase securities on margin. The Trust may not issue senior securities. The Trust may not loan money, but may lend its securities. Loans of securities are not a principal investment strategy of any of the Funds, however. Also, the Trust may not deal in real estate, may not act as underwriter of securities issued by others, and may not purchase from or sell to any officer, director or employee of the Trust, the Advisor or underwriter, or any of their officers or directors, any securities other than shares of the Trust's capital stock. None of the Funds may deal in commodities or commodities contracts. None of the Funds may invest in oil, gas or other mineral exploration or development programs or leases. None of the Funds are able to invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

     The Trust may not purchase more than 10% of the voting securities of any issuer. The Trust may not invest in companies for purposes of exercising control or management.

     The Trust's investment policies will be affected by the insurance laws of certain states, which may impose certain limitations on the permissible investments of the Funds.

     Each Fund may at any time assume a temporary defensive position, if prudent in the opinion of the Advisor. In the event that any Fund assumes a temporary defensive position, it may invest without limitation in securities of the U.S. Treasury or U.S. government agencies or instrumentalities, or high quality money market instruments which are eligible investments for money market funds.

     Restrictions and policies established by resolution of the Board of Trustees, unless specifically identified as fundamental policies, may be changed by the Board, with any material changes to be reported to shareholders. Among those presently in effect is a policy which provides that assets of all Funds may be invested entirely or in part in U.S. Government Securities or an agency thereof, or held as cash deposits in a bank or trust company having assets of not less than $2,000,000,000. The securities of foreign issuers may be selected as being suitable for one or more of the Funds.

                            MANAGEMENT OF THE TRUST

     Management is made up of (i) the Trust's Board of Trustees, which is responsible for the Trust's operations; (ii) the officers of the Trust, who are responsible to the Board; and (iii) the Advisor, which under agreements with the Trust, supervises and assists in the management of the Funds and the purchase and sale of securities. See the "The Investment Advisor", below. Set forth below is information regarding the trustees and officers of the Trust, their ages and their principal occupations during the past five years. In the case of those persons who also hold positions with affiliated persons of the Trust, such positions are also indicated.

THOMAS H. MACLEAY* - CHAIRMAN AND TRUSTEE
National Life Drive
Montpelier, VT 05604
Age 50
National Life - President and Chief Operating Officer, 1996 to present; Executive Vice President and Chief Financial Officer, 1993 to 1996; National Life Investment Management Company, Inc., - Director - 1996 to present; Equity Services, Inc. - Director - 1996 to present; and National Retirement Plan Advisors, Inc.- Director - 1996 to present.

WILLIAM D. MCMEEKIN - TRUSTEE
36 North Main Street
Barre, Vermont 05641
Age 55
Granite Savings Bank and Trust Co. - President and Chief Executive Officer, 1993 to present; Vermont Granite Museum of Barre - Director; Central Vermont Economic Development Corporation - Director; Green Mountain United Way Allocation Committee Member.

WILLIAM G. RICKER - TRUSTEE
17 State Street
Montpelier, Vermont 05602
Age 60
Denis, Ricker & Brown (insurance and financial services) - President, for more than five years; Jeffersonville Insurance Agency, President, for more than five years; Central Vermont Economic Development Corporation - President; Winooski East Riverfront Council - Vice Chairman; Kemper Insurance Agents Advisory Board - Chairman.

JOSEPH M. ROB* - PRESIDENT
National Life Drive
Montpelier, Vermont  05604
Age 57
Sentinel Management Company - Chief Executive Officer, 1993 to present; Sentinel Financial Services Company - Chief Executive Officer, 1993 to present; Sentinel Administrative Services Company - Chief Executive Officer, 1993 to present; ESI - Chairman, Chief Executive Officer, and Director, 1985 to present, President, 1997 to present; American Guaranty & Trust Company - Director, 1993 to present; LSW National Holdings, Inc. - Director, 1996 to present; Life Insurance Company of the Southwest - Director, 1996 to present.

THOMAS P. MALONE* - VICE PRESIDENT & TREASURER
National Life Drive
Montpelier, Vermont 05604
Age 44
Sentinel Administrative Service Company - Vice President, 1997 to present; Assistant Vice President, 1990 to 1997; Sentinel Group Funds, Inc. - Vice President & Treasurer, 1997 to present; Assistant Vice President, 1990 to 1997.

D. RUSSELL MORGAN* - SECRETARY
National Life Drive
Montpelier, Vermont 05604
Age 44
National Life - Senior Counsel, 2000 to present; Counsel, 1994 to present; ESI
- Counsel, 1986 to present; National Life Investment Management Company, Inc.
- Counsel, 1986 to present; Sentinel Advisors Company - Sentinel Financial Services Company - Sentinel Administrative Service Company - Counsel, 1993 to present; LSW National Holdings, Inc. Secretary, 1996 to present.


*"Interested Persons" (as defined in the 1940 Act).

     The officers and trustees of the Trust who are employees of National Life or its subsidiaries do not receive any compensation from the Trust. The Trust pays to each trustee who is not an affiliate of the Advisor a fee of $1,500 for each meeting of the Board of Trustees attended by the trustee. It is expected that the Board of Trustees will meet four times per year. The Trust also reimburses trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

     The following table sets forth estimated compensation for the first year of operations of the Trust to Messrs. McMeekin and Ricker:

                      Aggregate         Pension or Retirement
Name of               Compensation      Benefits Accrued as Part   Total
Trustee               from the Trust    of Fund Expense            Compensation
-------               --------------    ---------------            ------------
William D. McMeekin   $6,000            None                       $6,000
William G. Ricker     $6,000            None                       $6,000

Code of Ethics

     The Board of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and the Advisor has adopted a similar Code of Ethics (together, the "Codes of Ethics"). The Codes of Ethics significantly restrict the personal investing activities of all employees of the Advisor.

     The Codes of Ethics require that all employees preclear any personal securities transaction (with limited exceptions, such as mutual funds and government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed transaction. The substantive restrictions include a ban on acquiring any securities in an initial public offering, and a prohibition on profiting from short-term trading in securities (with certain exceptions). In addition, no employee may purchase or sell any security which at the time is being purchased or sold by any mutual fund advised by the Advisor or its affiliates, except for stock s with a market capitalization in excess of $25 billion. Furthermore, the Codes of Ethics provide for seven day trading "blackout periods" which prohibit trading by employees of the Advisor in proximity to periods of trading by mutual funds managed by the Advisor in the same (or equivalent) security, unless certain conditions exist.

                    PRINCIPAL SHAREHOLDER AND VOTING RIGHTS

     It is expected that all of the shares of the trust will be legally owned by various separate accounts of National Life which serve as investment vehicles for National Life's variable life insurance and variable annuity contracts, or by National Life in its general account.

     As the legal owner of the Trust shares, National Life has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with the SEC's view of present applicable law, National Life will vote Trust shares at meetings of the shareholders of the Trust or Fund in accordance with instructions of policyowners. We will vote Fund shares held in each account for which policyowners do not send timely instructions in the same proportion as those shares in that account for which instructions are received.

     If there is a shareholder vote, National Life will send policyowners proxy material and a form for giving voting instructions. Policyowners may vote, by proxy or in person, only as to the Funds that correspond to the accounts in which his or her policy values are allocated. We will determine the number of shares held in each account attributable to a policy for which the policyowner may provide voting instructions by dividing the policy's value in that account by the net asset value per share of the corresponding Fund as of the record date for the shareholder meeting. For each share of a Fund for which policyowners have no interest, including any shares held in National Life's general account, National Life will cast votes, for or against any matter, in the same proportion as policyowners provide voting instructions.

     If required by state insurance officials, National Life may disregard voting instructions if they would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Funds, or to approve or disapprove an investment policy or investment adviser of one or more of the Funds. In addition, National Life may disregard voting instructions in favor of certain changes initiated by a policyowner or the Fund's Board of Trustees if its disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Fund's objectives and purposes, and the effect the change would have on National Life. If National Life disregards voting instructions, it will advise policyowners of that action and National Life's reasons for it in the next report to policyowners.

     Shares of the Funds are currently being offered to variable life insurance and variable annuity separate accounts of life insurance companies other than National Life that are not affiliated with National Life. National Life understands that shares of these Funds also will be voted by such other life insurance companies in accordance with instructions from their policyholders invested in such separate accounts. This will dilute the effect of your voting instructions.

     None of the Trustees or officers of the Trust own any shares of the Trust, as they are available only to the separate accounts of National Life to serve as investment vehicles for its variable life insurance and variable annuity contracts.

                            THE INVESTMENT ADVISOR

     The Advisor provides general supervision of the Funds' investments as well as certain administrative and related services. The Advisor is a Vermont corporation which is a wholly owned subsidiary of National Life. Thomas H. MacLeay, the Chairman of the Trust, is also President and Chief Operating Officer of National Life. As such, he may be deemed to control the Advisor. Joseph M. Rob, the President of the Trust, is also Chairman and Chief Executive Officer of ESI, the Funds' distributor, and a wholly owned subsidiary of National Life, and the Chief Executive Officer of Sentinel Financial Services Company, Sentinel Administrative Service Company, and Sentinel Management Company. Sentinel Financial Services Company, Sentinel Administrative Service Company and Sentinel Management Company are all Vermont general partnerships of which the general partners are affiliates of National Life. Thomas P. Malone and D. Russell Morgan, the Vice President and Treasurer, and Secretary of the Trust, respectively, also hold the positions with the affiliates of the Advisor shown on pages ____ ______ .

     As compensation in full for services rendered under its advisory agreement applicable to the Funds, the Trust will pay to the Advisor a monthly fee determined as follows:

     (1) With respect to the Mid Cap Growth and Small Company Funds: 0.60% per annum on the first $100 million of average daily net assets of each such Fund; and 0.55% per annum on such assets in excess of $100 million.

     (2) With respect to the Common Stock Fund: 0.55% per annum on the average daily net assets of the Fund.

     (3) With respect to the Growth Index Fund: 0.30% per annum on the average daily net assets of the Fund.

     (4) With respect to the Money Market Fund: 0.40% per annum on the average daily net assets of the Fund.

     The Advisor has voluntarily agreed for a period at least until December 31, 2000, to waive the following Funds' advisory fees or other expenses necessary to limit these Funds' overall expense ratios to the amounts shown below:

     Common Stock Fund..............................0.80%
     Mid Cap Growth Fund............................0.95%
     Small Company Fund.............................1.00%
     Growth Index Fund..............................0.65%
     Money Market Fund..............................0.50%

     The Advisor currently intends to continue to waive fees to the extent provided above indefinitely. However, these arrangements may be changed or terminated at any time after December 31, 2000.

     The Trust's advisory agreement, which was approved by the Trust's sole shareholder on _____________________ , 2000, and by the Trust's Board of Trustees on _____________________ , 2000, must each be approved annually by vote of the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved by a vote of a majority of the Trustees who are not parties to the contract, or "interested persons", as defined in the 1940 Act, of any such party cast in person at a meeting called for the purpose of voting on such approval. With respect to the submission of the Trust's advisory agreement for approval by the shareholders, such matters shall be deemed to be acted upon effectively with respect to any Fund if a majority of the outstanding voting securities of such Fund vote for approval of such matter, notwithstanding (A) that such matter has not been approved by a majority of the outstanding voting securities of any other class affected by such matter, and (B) that such matter has not been approved by a vote of a majority of the outstanding voting securities of the Fund.

     The advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board, or, with respect to a particular Fund, by a majority of the Fund's outstanding voting securities, on not more than 60 days' written notice to the Advisor and by the Advisor on 60 days' written notice to the Fund.

                             PRINCIPAL UNDERWRITER

     ESI acts as the principal underwriter of shares of the Funds. Its principal business address is National Life Drive, Montpelier, Vermont 05604. ESI receives no compensation from the Trust for acting as principal underwriter. The distribution contract of the Trust provides that ESI shall use its best efforts to continuously offer the Funds' shares. This contract may be terminated by either party thereto on 60 days' written notice, without penalty, and it terminates automatically in the event of its assignment. The distribution contract must be approved annually in one of the same ways as described above for the advisory agreement.

                          THE FUND SERVICES AGREEMENT

     Sentinel Administrative Service Corporation ("Sentinel Service"), in accordance with its Fund Services Agreement with the Trust, provides the Funds with certain transfer agency, fund accounting and financial administration services.

     For these services, the Fund Services Agreement provides for the Trust to pay to Sentinel Service a fixed fee totalling $20,000 per year for fund transfer agency services, accounting and financial administration services and a fee of 0.10% of the average daily net assets of the Funds. The fixed fee is subject to increase under inflation clauses for fiscal years beginning on or after January 1, 2003, to the extent approved by the Board of Trustees. Fees are payable monthly in arrears.

     Sentinel Service is a Vermont corporation which is a wholly owned subsidiary of national Life.

     The Trust's Fund Services Agreement was approved by the Trust's sole
shareholder on              , 2000. The Agreement was approved by the Trust's
Board of Trustees on           , 2000. Each agreement must be approved annually
by vote of the Board or by the vote of a majority of the outstanding voting securities of each Fund, but in either event it must also be approved by a vote of a majority of the trustees who are not parties to the contract, or interested persons, as defined in the 1940 Act, of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Fund Services Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board or, as to a particular Fund, by a majority of the applicable Fund's outstanding voting securities on not more than 60 days' written notice to Sentinel Service and by Sentinel Service on 60 days' notice to the Fund.

                            PORTFOLIO TRANSACTIONS
                           AND BROKERAGE COMMISSIONS

     The Funds' policy, in the case of listed securities, is to place its orders with firms that are members of a stock exchange on which such securities are listed or traded and in the case of securities traded in the over-the-counter market to deal directly with dealers who are primary market makers in such securities, without the use of a broker unless the Funds can obtain better price or execution through the use of a broker. Purchases are generally made for investment and not for trading purposes. Subject to the direction and control of the Board of Trustees and in accordance with its advisory agreement, the Advisor supervises the investments of the Funds and, as an essential feature thereof, places orders for the purchase and sale of portfolio securities and supervises their execution, including negotiating the amount of the commission rate paid, in each case at prices it believes to be the best then available, taking into consideration such factors as price, commission, size of order, difficulty of execution and skill required of the executing broker-dealer as well as the extent to which a broker capable of satisfactory execution may provide research information and statistical and other services to the Advisor.

     In making such purchases and sales, the brokerage commissions are paid by the Funds. The Funds may also buy or sell securities from, or to, dealers acting as principals.

     Section 28(e) of the 1934 Act, which was enacted by Congress in connection with the elimination of fixed commission rates on May 1, 1975, provides that, except as agreements such as investment advisory contracts otherwise provide, money managers such as the Advisor will not be deemed to have acted unlawfully or to have breached a fiduciary duty if, subject to certain conditions, a broker-dealer is paid in return for brokerage and research services an amount of commission for effecting transactions for accounts, such as the Funds, in excess of the amount of commission another broker-dealer would charge for effecting the transaction. In order to cause the Funds to pay such greater commissions, the Advisor has to determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Funds and to its other clients.

     Brokerage and research services, as provided in Section 28(e) of the 1934 Act, include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

     Although research and market and statistical information from brokers and dealers can be useful to the Funds, and to the Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Advisor's own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff.

     The Advisor obtains several research services specifically in exchange for commissions paid by the Funds and its other clients. These services primarily consist of electronic research services from Bloomberg, ILX, Factset, and First Call. The Trust also obtains Lipper Directors' Analytical Data from Lipper Analytical Distributors, Inc., in exchange for Fund brokerage commissions. This service is available only for brokerage commissions.

     The research services provided by brokers through which the Funds effect securities transactions may be used by the Advisor or its affiliates in managing their other client accounts, as well as the Funds. However, the Advisor and its affiliates use the commissions paid by most of their other client accounts to obtain research services as well, and this research is also useful in managing the Funds' accounts, as well those of other clients.

     Except for implementing the policies stated above, there is no commitment to place portfolio transactions with brokers or dealers who provide investment research. The Advisor has advised the Funds that it is not feasible to assign any precise value to services provided by such brokers and dealers to it, nor does the use of such services reduce its expense by any measurable or significant amount. _____ Such commissions were allocated on the basis of research and statistical or other services provided by the dealer.

                              PORTFOLIO TURNOVER

     Purchases for the Small Company, Common Stock and Growth Index Funds are made for long-term investment, and not for short-term trading profits. However, during rapidly changing conditions, there necessarily may be more portfolio changes than in a more stable period and these may result in short-term gains or short-term losses.

     The Mid Cap Growth Fund anticipates that it may have a higher level of portfolio turnover. This Fund may engage in relatively short term trading in some stocks. This activity may create higher transaction costs due to commissions and other expenses.

                                CAPITALIZATION

     The Trust's shares of beneficial interest are fully paid and non-assessable. Each share of the Trust is entitled to one vote per dollar of net asset value per share, on matters on which all Funds of the Trust vote as a single class.

     The proceeds from the sale of shares of each Fund of the Trust and all income, earnings and profits therefrom irrevocably appertain to that Fund. Each such Fund records all liabilities (including accrued expenses) in respect of such Fund, as well as a share of such liabilities (including general liabilities of the Trust) in respect to two or more Funds, in proportion to their average net assets. If any reasonable doubt exists as to the Fund to which any asset or liability appertains, the Board may resolve such doubt by resolution.

     In the case of dissolution or liquidation of the Trust, the shareholders of each Fund of the Trust are entitled to receive ratably per share the net assets of such Fund, with any general assets of the Trust distributed ratably per share, regardless of the Fund.

     Voting rights are non-cumulative, meaning that the holders of more than 50% of the net asset value of the shares voting for the election of trustees can elect 100% of the trustees being voted upon if they choose to do so, and, in such event the holders of the remaining minority of the shares voting for the election of trustees will not be able to elect any person or persons to the Board.

                           PURCHASE AND REDEMPTION OF SHARES

     Shares of the Funds are not available directly to the public. Currently, shares of the Funds are sold, without sales charge, at each Fund's net asset value per share, only to variable life insurance and variable annuity separate accounts of National Life Insurance Company. In the future, the Funds may offer shares of one or more of the Funds (including new Funds that might be added to the Trust) to other separate accounts of National Life, to support variable life insurance policies or variable annuity contracts, or shares may be sold to other insurance company separate accounts to fund variable life insurance policies and variable annuity contracts. The price per share is based on the next daily calculation of net asset value after an order is placed.

     Shares of the Funds are sold in a continuous offering and are authorized to be offered to National Life Insurance Company separate accounts to support variable life insurance contracts and variable annuity contracts. Net premiums or net purchase payments under such contracts are placed in one or more subaccounts of a separate account and the assets of each such separate account are invested in the shares of the Fund corresponding to that subaccount. A separate account purchases and redeems shares of the Funds for its subaccounts at net asset value without sales or redemption charges.

     On each day that a Fund's net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from contract owners or payees that have been processed on that day. A separate account purchases and redeems shares of each Fund at that Fund's net asset value per share calculated as of the same day, although such purchases and redemptions may be executed the next morning.

                       DETERMINATION OF NET ASSET VALUE

     The net asset value per share of each Fund is computed by dividing the total value of the assets of that Fund, less its liabilities, by the total number of such Fund's outstanding shares. Equity securities which are traded on a national securities exchange are valued at the last reported sale price each business day at the regular close of trading, currently 4:00 p.m. Eastern time. Equity securities for which there were no sales during the day are valued at the mean between the latest available bid and asked prices. Net asset value is calculated once each business day, at 4:00 p.m. Eastern time, and becomes effective immediately upon its determination. Orders to purchase shares of the Funds received by the Trust prior to 10:00 a.m. Eastern time will be confirmed on the basis of the closing price on the preceding day, provided they represent instructions provided by policyholders of variable life insurance or annuity policies for which the Trust serves as an investment vehicle before 4:00 p.m. Eastern time on the preceding day, or effect transactions with respect to such policies as of such preceding day. "Business day" means a day on which the New York Stock Exchange is open. The New York Stock Exchange is not open on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Money Market Fund values its portfolio securities based on their amortized cost in accordance with SEC regulations. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During such periods the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar investment company which uses mark-to-market value for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company which utilizes mark-to-market values and existing investors would receive less
(more) investment income. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00.

     In accordance with the SEC rule permitting the use of the amortized cost method of valuation, the Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and must purchase instruments having remaining maturities of 397 days (13 months) or less. In addition, the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. The Board will review periodically the Money Market Fund's portfolio holdings to determine whether a deviation exists between the net asset value calculated using market quotations and that calculated on an amortized cost basis. In the event the directors determine that a deviation exists which may result in material dilution or other unfair results to existing shareholders, the Money Market Fund will take such corrective action as it regards as necessary and appropriate, including (i) the reduction of the number of outstanding shares of the Money Market Fund by having each shareholder proportionately contribute shares to the Money Market Fund's capital, (ii) the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, (iii) the withholding of dividends or (iv) the establishment of a net asset value per share by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Money Market Fund's capital the number of shares which represent the difference between the amortized cost valuation and the market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by such shareholder's investment in the Money Market Fund.

     Since the net income of the Money Market Fund is determined and declared as a dividend immediately prior to each time the asset value of the Money Market Fund is determined, the net asset value per share of the Money Market Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in the Money Market Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Money Market Fund in that shareholder's account and any decrease in the value of a shareholder's investment may be reflected by a reduction in the number of shares in the account.

                      TOTAL RETURN AND YIELD INFORMATION

     Each of the Funds (except the Money Market Fund) from time to time may include its average annual total return in advertisements or information furnished to present or prospective shareholders.

     The Trust will compute these total returns by assuming a hypothetical initial payment of $1,000. It will then be assumed that all of the dividends and distributions by each of the Funds over the relevant time period are reinvested. It will then assume that at the end of the one-, five- or ten-year period, after taking into account all applicable recurring and nonrecurring expenses, the entire amount is redeemed. The average annual total return then will be calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return). Since the Trust had not begun operations as of the date of this Statement of Additional Information, no average annual total return calculations are shown here.

     Each Fund's average annual total return will vary depending upon market conditions, the securities comprising such Fund's portfolio, such Fund's operating expenses and the amount of net capital gains or losses realized by such Fund during the period. An investment in any of the Funds will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     On occasion, the Funds may compare their average annual total return figures to mutual fund averages such as those compiled by Lipper Analytical Services, Inc., and to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500, the Standard & Poor's 500/ BARRA Growth Index, the Standard & Poor's 500/BARRA Value Index, the Standard and Poor's 400 Midcap Index and the Russell 2000 Index.

     The Money Market Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. In accordance with regulations adopted by the SEC, the Money Market Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities. The SEC also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result.

     The yield quoted should not be considered a representation of the yield of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

     Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Money Market Fund's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                              GENERAL INFORMATION

     Copies of the Trust's Declaration of Trust, and various agreements referred to in the Prospectus and this Statement of Additional Information are filed with the registration statement at the SEC, to which reference is made for their full terms. Such documents and other information filed with the SEC may be obtained from the SEC upon payment of the fees prescribed by the Rules of the SEC and are also now available at the SEC's Internet Web site at http://www.sec.gov. All cash and securities of the Funds, except for U.S. Government Securities which are represented only in book entry form at the Federal Reserve Bank, are held by State Street Bank and Trust Company or in a central depository system in the name of State Street Bank & Trust - Kansas City, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 as the Funds' Custodian. State Street is also Dividend Disbursing Agent for the Funds' shares. Sentinel Service is Transfer Agent and Registrar for the Funds' shares. All correspondence regarding the Trust should be mailed to National Life Insurance Company, National Life Drive, Montpelier, Vermont 05604, Attn:
Registered Insurance Contracts.

     The independent accountants for the Trust are                            ,
located at                                   . The independent accountants are
responsible for auditing the annual financial statements of the Trust.

     Counsel for the Funds is Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557.

INDEPENDENT AUDITORS' REPORT
     To the Board of Trustees and Shareholder,
     Sentinel Variable Products Trust:

     We have audited the accompanying statement of assets and liabilities of Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Growth Fund, Sentinel Variable Products Small Company Fund, Sentinel Variable Products Growth Index Fund and Sentinel Variable Products Money Market Fund of Sentinel Variable Products Trust as of _______ __, 2000. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the statements of assets and liabilities present fairly, in all material respects, the financial position of Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Growth Fund, Sentinel Variable Products Small Company Fund, Sentinel Variable Products Growth Index Fund and Sentinel Variable Products Money Market Fund of Sentinel Variable Products Trust as of _______ __, 2000, in conformity with generally accepted accounting principles.

     _________, 2000

                      Statement of Assets and Liabilities
                 Sentinel Variable Products Common Stock Fund
                      of Sentinel Variable Products Trust
                                    , 2000

Assets:
Cash in Bank........................................................   $20,000
Prepaid registration fees and offering costs (Note 3)............... __________
Total Assets........................................................
Liabilities - accrued expenses...................................... __________
Net Assets..........................................................   $20,000
                                                                     ==========
---------------
(1)  Sentinel Variable Products Trust (the "Trust") was organized as a
     Delaware business trust on March 14, 2000. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Sentinel Variable Products Common Stock Fund (the "Fund") is a series of the Trust. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 20,000 shares of beneficial interest to National Life Investment Management Company, Inc. (the "Advisor").
(2)  The Trust has entered into an investment advisory agreement (the
     "Advisory Agreement") with the Advisor, and distribution agreements (the "Distribution Agreements") with Equity Services, Inc. (the "Distributor"). Certain officers and/or trustees of the Fund are officers and/or director/ trustees of the Advisor and the Distributor.
(3) The Advisor, on behalf of the Fund, will incur organization costs estimated at $____________. Prepaid offering costs consist of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. Prepaid registration fees are charged to income as the related shares are issued.

                      Statement of Assets and Liabilities
                Sentinel Variable Products Mid Cap Growth Fund
                      of Sentinel Variable Products Trust
                                    , 2000

Assets:
Cash in Bank.........................................................  $20,000
Prepaid registration fees and offering costs (Note 3)................ _________
Total Assets.........................................................
Liabilities - accrued expenses....................................... _________
Net Assets...........................................................  $20,000
                                                                      =========
---------------
(1)  Sentinel Variable Products Trust (the "Trust") was organized as a
     Delaware business trust on March 14, 2000. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Sentinel Variable Products Mid Cap Growth Fund (the "Fund") is a series of the Trust. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 20,000 shares of beneficial interest to National Life Investment Management Company, Inc. (the "Advisor").
(2)  The Trust has entered into an investment advisory agreement (the
     "Advisory Agreement") with the Advisor, and distribution agreements (the "Distribution Agreements") with Equity Services, Inc. (the "Distributor"). Certain officers and/or trustees of the Fund are officers and/or director/ trustees of the Advisor and the Distributor.
(4) The Advisor, on behalf of the Fund, will incur organization costs estimated at $____________. Prepaid offering costs consist of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. Prepaid registration fees are charged to income as the related shares are issued.

                      Statement of Assets and Liabilities
                 Sentinel Variable Products Small Company Fund
                      of Sentinel Variable Products Trust
                                    , 2000

Assets:
Cash in Bank.......................................................  $20,000
Prepaid registration fees and offering costs (Note 3).............. __________
Total Assets.......................................................
Liabilities - accrued expenses..................................... __________
Net Assets.........................................................  $20,000
                                                                    ==========
---------------
(1)  Sentinel Variable Products Trust (the "Trust") was organized as a
     Delaware business trust on March 14, 2000. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Sentinel Variable Products Small Company Fund (the "Fund") is a series of the Trust. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 20,000 shares of beneficial interest to National Life Investment Management Company, Inc. (the "Advisor").
(2)  The Trust has entered into an investment advisory agreement (the
     "Advisory Agreement") with the Advisor, and distribution agreements (the "Distribution Agreements") with Equity Services, Inc. (the "Distributor"). Certain officers and/or trustees of the Fund are officers and/or director/ trustees of the Advisor and the Distributor.
(5) The Advisor, on behalf of the Fund, will incur organization costs estimated at $____________. Prepaid offering costs consist of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. Prepaid registration fees are charged to income as the related shares are issued.

                      Statement of Assets and Liabilities
                 Sentinel Variable Products Growth Index Fund
                      of Sentinel Variable Products Trust
                                    , 2000

Assets:
Cash in Bank........................................................  $20,000
Prepaid registration fees and offering costs (Note 3)............... _________
Total Assets........................................................
Liabilities - accrued expenses...................................... _________
Net Assets..........................................................  $20,000
                                                                     =========
---------------
(1)  Sentinel Variable Products Trust (the "Trust") was organized as a
     Delaware business trust on March 14, 2000. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Sentinel Variable Products Growth Index Fund (the "Fund") is a series of the Trust. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 20,000 shares of beneficial interest to National Life Investment Management Company, Inc. (the "Advisor").
(2)  The Trust has entered into an investment advisory agreement (the
     "Advisory Agreement") with the Advisor, and distribution agreements (the "Distribution Agreements") with Equity Services, Inc. (the "Distributor"). Certain officers and/or trustees of the Fund are officers and/or director/ trustees of the Advisor and the Distributor.
(6) The Advisor, on behalf of the Fund, will incur organization costs estimated at $____________. Prepaid offering costs consist of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. Prepaid registration fees are charged to income as the related shares are issued.

                      Statement of Assets and Liabilities
                 Sentinel Variable Products Money Market Fund
                      of Sentinel Variable Products Trust
                                    , 2000

Assets:
Cash in Bank.......................................................... $20,000
Prepaid registration fees and offering costs (Note 3)................. ________
Total Assets..........................................................
Liabilities - accrued expenses........................................ ________
Net Assets............................................................ $20,000
                                                                       ========
---------------
(1)  Sentinel Variable Products Trust (the "Trust") was organized as a
     Delaware business trust on March 14, 2000. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Sentinel Variable Products Money Market Fund (the "Fund") is a series of the Trust. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 20,000 shares of beneficial interest to National Life Investment Management Company, Inc. (the "Advisor").
(2)  The Trust has entered into an investment advisory agreement (the
     "Advisory Agreement") with the Advisor, and distribution agreements (the "Distribution Agreements") with Equity Services, Inc. (the "Distributor"). Certain officers and/or trustees of the Fund are officers and/or director/ trustees of the Advisor and the Distributor.
(7) The Advisor, on behalf of the Fund, will incur organization costs estimated at $____________. Prepaid offering costs consist of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. Prepaid registration fees are charged to income as the related shares are issued.

                                    Part C

                               Other Information

Item 23.  Exhibits

          (a)  Declaration of Trust of the Registrant.
          (b)  None.

          (c) Portions of the Declaration of Trust of the Registrant defining the rights of holders of shares of the Registrant.(2)

          (d) Investment Advisory Agreement between the Registrant and National Life Investment Management Company, Inc. (the "Advisor").(1)

          (e) Distribution Contract between the Registrant and Equity Services, Inc. ("ESI").(1)
          (f)  None.
          (g) Custody Contract between the Registrant and State Street Bank and Trust Company.(1)
          (h) Fund Services Agreement between the Registrant and Sentinel Administrative Service
               Corporation.(1)

          (i)  Opinion and consent of Brown and Wood LLP.(1)

          (j)  Consent of                     , independent accountants for the
               Registrant.(1)

          (k) ______ No financial statements are included because the Registrant has not yet commenced operations (l) None.

          (m)  None.
          (n)  None.
          (o)  Reserved.

          (p)  (1) Code of Ethics of the Trust.(1)
               (2) Code of Ethics of National Life Investment Management
                   Company, Inc.

---------------
(1)  To be filed by amendment.
(2) Reference is made to Article 1, Article 4 (Sections 4.2, 4.3, 4.8, 4.9.3, 4.9.5, 4.9.5.5, 4.9.5.6), Article 5 (Sections 5.4, 5.6, 5.8, 5.10, 5.10.1,
     5.11, 5.11.1, 5.11.7), Article 8 (Sections 8.1, 8.5, 8.6), Article 9
     (Section 9.1, 9.2.2), Article 10 (Sections 10.1, 10.1.1, 10.2, 10.5,
     10.5.1, 10.5.2), Article II (Section 11.3), Article 12.

Item 24.  Persons Controlled by or under Common Control with the Registrant

          None.

Item 25.  Indemnification

          Article 10.5 of the Registrant's Declaration of Trust, incorporated by reference to Exhibit (a) hereto, provides for the indemnification of the Registrant's trustees and officers.

          In no event will the Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her bad faith, willful misfeasance, or reckless disregard of the duties involved in the conduct of his or her office. The Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the "1933 Act"), and Release No. 11330 under the 1940 Act in connection with any indemnification.

          Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

               Trustees and officers of the Registrant are also covered by a directors and officers liability insurance policy that became effective as to it on March 14, 2000, with a total coverage of $30,000,000.

Item 26.  Business and Other Connections of the Investment Adviser

          Information on the Advisor is incorporated by reference to the Prospectus included in this Registration Statement. The Advisor also provides investment management services with respect to the general accounts of National Life Insurance Company and its wholly owned subsidiary, Life Insurance Company of the Southwest, and other National Life affiliates.

          Officers of the Advisor

          Rodney A. Buck, Chairman, President & Chief Executive Officer (1)(2)
          (3)

          Erick R. Grinde, Senior Vice President

          Bruce R. Bottamini, Vice President & Director of Fixed Income

          Research (1)

          Allan R. Bradley, Vice President-Mortgages

          Scott T. Brayman, Vice President (1)

          Thomas H. Brownell, Vice President & Portfolio Manager (1)

          David M. Brownlee, Vice President & Portfolio Manager (1)(2)

          Kay L. Edson, Vice President & Head Equity Trader (1)

          Stephen P. Flynn, Vice President & Fixed Income Credit Analyst (1)

          Daniel E. Gass, Vice President & Portfolio Manager (1)

          Van Harissis, Vice President & Portfolio Manager (1)(2)

          Kenneth J. Hart, Vice President & Portfolio Manager (1)

          R. Scott Higgins, Vice President & Director of Private Placements

          Dean R. Howe, Vice President & Treasurer (1)(2)

          William C. Kane, Vice President & Portfolio Manager (1)

          Robert L. Lee, Vice President & Portfolio Manager (1)

          Daniel J. Manion, Vice President (1)

          Stephen S. Rauh, Vice President (1)(2)

          Henry J. Restaino, Vice President & Trader (1)

          John A. Skypeck, Vice President - Mortgages

          D. Russell Morgan, Counsel (1)(3)

          Lisa A. Pettrey, Secretary (3)

          The principal business address of each such person is National Life Drive, Montpelier, Vermont 05604.

          ------------------------
          (1) Also an officer or employee of Sentinel Advisors Company, an affiliated investment advisor which provides investment management services to the Sentinel Funds, a family of mutual funds offered to the public.

          (2) Also an officer or employee of NL Capital Management, Inc., which provides investment management services to individuals and institutions, primarily in northern New England.

          (3) Also an officer or employee of National Life Insurance Company.

Item 27.  Principal Underwriters

     (a) The Registrant's principal underwriter, ESI, also serves as principal underwriter for National Life's various variable life insurance and variable annuity contracts.

     (b)  As to each officer of ESI:

                                                         Positions and
Name and Principal        Positions and Offices          Offices with
Business Address                with ESI                 the Registrant

Joseph M. Rob             Chairman & Chief
                            Executive Officer            President

Kenneth R. Ehinger        President & Chief
                            Operating Officer            None

John M. Grab, Jr.         Senior Vice President &
                            Chief Financial Officer      None

Sharon E. Bernard         Treasurer & Controller         None

     The principal business address of all such persons is National Life Drive, Montpelier, Vermont 05604.

     (c)  Not applicable.

Item 28.  Location of Accounts and Records

          The following maintain physical possession of each account book or other documents required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder:

      a)  Sentinel Administrative Service Corporation
          National Life Drive
          Montpelier, Vermont 05604
          Rule 31a-1(a)
          Rule 31a-1(b)(1)(2)(3)(4)(5)(6)(7)(8)
          Rule 31a-2(a)(b)(c)(f)

     (b)  National Life Investment Management Company, Inc.
          National Life Drive
          Montpelier, Vermont 05604
          Rule 31a-1(a)(9)(10)(11)
          Rule 31a-1(d)(f)
          Rule 31a-2(a)(c)(f)

     (c)  Equity Services, Inc.
          National Life Drive
          Montpelier, Vermont  05604
          Rule 31a-1(d)
          Rule 31a-2(c)

Item 29.  Management Services

          Not applicable.

Item 30.  Undertakings

          Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montpelier and State of Vermont, on the 28th day of April, 2000.

                                      SENTINEL VARIABLE PRODUCTS TRUST
                                           (Registrant)


                                      By:  /s/ Thomas H. MacLeay
                                         --------------------------------------
                                           Thomas H. MacLeay, Chairman

     As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities on the dates indicated.

Signature                     Title                              Date

/s/ Thomas H. MacLeay         Chairman
-------------------------     (Chief Executive                   April 28, 2000
  Thomas H. MacLeay           Officer)


/s/ William D. McMeekin
-------------------------     Trustee                            April 28, 2000
  William D. McMeekin


/s/ William G. Ricker
-------------------------     Trustee                            April 28, 2000
      William G. Ricker


/s/ Thomas P. Malone          Vice President and Treasurer
-------------------------     (Chief Accounting and              April 28, 2000
      Thomas P. Malone        Financial Officer)

                                 Exhibit Index

Exhibit
Number

(a)         Declaration of Trust of the Registrant.

(p)(2)      Code of Ethics of National Life Investment Management Company, Inc.